Offsetting Assets and Liabilities (Gross Amounts Recognized, Gross Amounts Offset, and Net Amounts Presented in Consolidated Balance Sheets Regarding to Derivative Assets and Liabilities and Other Assets and Liabilities) (Detail) - JPY (¥)
¥ in Millions
		Sep. 30, 2025	Mar. 31, 2025
Offsetting Asset and Liabilities [Line Items]
Gross amounts recognized, assets		¥ 84,038	¥ 64,170
Gross amounts offset in the consolidated balance sheets, assets		(37,649)	(20,495)
Net amounts presented in the consolidated balance sheets, assets		46,389	43,675
Gross amounts not offset in the consolidated balance sheets, financial instruments, assets	[1]	0	0
Gross amounts not offset in the consolidated balance sheets, collateral received/pledged, assets	[1]	(11,326)	(557)
Net amount, assets		35,063	43,118
Gross amounts recognized, liabilities		74,391	56,038
Gross amounts offset in the consolidated balance sheets, liabilities		(37,649)	(20,495)
Net amounts presented in the consolidated balance sheets, liabilities		36,742	35,543
Gross amounts not offset in the consolidated balance sheets, financial instruments, liabilities		(20,101)	(13,802)
Gross amounts not offset in the consolidated balance sheets, collateral received/pledged, liabilities	[1]	(6,942)	(12,777)
Net amount, liabilities		9,699	8,964
Derivative liabilities
Offsetting Asset and Liabilities [Line Items]
Gross amounts recognized, liabilities		74,391	56,038
Gross amounts offset in the consolidated balance sheets, liabilities		(37,649)	(20,495)
Net amounts presented in the consolidated balance sheets, liabilities		36,742	35,543
Gross amounts not offset in the consolidated balance sheets, financial instruments, liabilities		(20,101)	(13,802)
Gross amounts not offset in the consolidated balance sheets, collateral received/pledged, liabilities	[1]	(6,942)	(12,777)
Net amount, liabilities		9,699	8,964
Derivative assets
Offsetting Asset and Liabilities [Line Items]
Gross amounts recognized, assets		84,038	64,170
Gross amounts offset in the consolidated balance sheets, assets		(37,649)	(20,495)
Net amounts presented in the consolidated balance sheets, assets		46,389	43,675
Gross amounts not offset in the consolidated balance sheets, financial instruments, assets	[1]	0	0
Gross amounts not offset in the consolidated balance sheets, collateral received/pledged, assets	[1]	(11,326)	(557)
Net amount, assets		¥ 35,063	¥ 43,118

[1]	The balances related to enforceable master netting agreements or similar agreements which were not offset in the consolidated balance sheets.